Schedule of Investments (unaudited)	iShares® J.P. Morgan Broad USD Emerging Markets Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Argentina — 0.4%
YPF SA, 9.00%, 06/30/29(a)(b)(c)	$150	$145,257

Azerbaijan — 0.5%
Southern Gas Corridor CJSC, 6.88%, 03/24/26(a)	200	202,250

Brazil — 2.8%
Banco do Brasil SA/Cayman, 6.25%, 04/18/30(a)	200	203,190
Braskem Netherlands Finance BV, 4.50%, 01/10/28 (Call 10/10/27)(a)	200	172,450
Itau Unibanco Holding SA/Cayman Island, 7.86%, (Call 03/19/24), (5-year CMT + 3.863%)(a)(c)(d)	200	198,875
Petrobras Global Finance BV
5.09%, 01/15/30	100	95,752
6.90%, 03/19/49	100	97,500
Samarco Mineracao SA, 9.50%, 06/30/31, (9.00% PIK)(a)(e)	100	83,050
Suzano Austria GmbH, 5.00%, 01/15/30 (Call 10/15/29)	200	190,400
Vale Overseas Ltd., 8.25%, 01/17/34	100	117,870
		1,159,087
Chile — 1.5%
Colbun SA, 3.15%, 03/06/30 (Call 12/06/29)(a)	200	176,250
Corp. Nacional del Cobre de Chile, 4.50%, 08/01/47 (Call 02/01/47)(a)	200	156,900
Enel Chile SA, 4.88%, 06/12/28 (Call 03/12/28)	100	98,515
Latam Airlines Group SA, 13.38%, 10/15/29 (Call 10/15/25)(a)	50	57,250
Telefonica Moviles Chile SA, 3.54%, 11/18/31 (Call 08/18/31)(a)	150	110,625
		599,540
China — 5.9%
Alibaba Group Holding Ltd., 4.50%, 11/28/34 (Call 05/28/34)	200	188,670
Amipeace Ltd., 2.25%, 10/22/30(a)	200	171,616
Bank of Communications Co. Ltd., 3.80%, (Call 11/18/25), (5-year CMT + 3.345%)(a)(c)(d)	200	194,000
BOC Aviation Ltd., 3.50%, 09/18/27 (Call 06/18/27)(a)	200	190,184
China Cinda 2020 I Management Ltd., 3.13%, 03/18/30 (Call 12/18/29)(a)	200	174,104
China Construction Bank Corp., 2.45%, 06/24/30
(Call 06/24/25), (5-year CMT + 2.150%)(a)(c)	200	191,964
CNAC HK Finbridge Co. Ltd., 4.13%, 07/19/27(a)	200	192,798
CNOOC Finance 2013 Ltd., 3.30%, 09/30/49 (Call 03/30/49)	200	146,224
Huarong Finance II Co. Ltd., 4.88%, 11/22/26(a)	200	190,562
Industrial & Commercial Bank of China Ltd./Singapore, 1.20%, 09/09/25(a)	200	188,450
Prosus NV, 4.19%, 01/19/32 (Call 10/19/31)(a)	300	256,500
Sinopec Group Overseas Development 2018 Ltd., 2.70%, 05/13/30 (Call 02/13/30)(a)	200	181,920
Tencent Holdings Ltd., 2.88%, 04/22/31 (Call 01/22/31)(a)	200	174,922
		2,441,914
Colombia — 0.9%
Avianca Midco 2 PLC, 9.00%, 12/01/28 (Call 12/01/24)(a)	100	89,250
Ecopetrol SA
4.63%, 11/02/31 (Call 08/02/31)	100	81,920
6.88%, 04/29/30 (Call 01/29/30)	100	97,040
8.88%, 01/13/33 (Call 10/13/32)	100	105,485
		373,695
Security	Par (000)	Value

Ghana — 0.4%
Tullow Oil PLC, 10.25%, 05/15/26 (Call 02/12/24)(a)	$200	$182,813

Guatemala — 0.8%
CT Trust, 5.13%, 02/03/32 (Call 02/03/27)(a)	200	174,000
Millicom International Cellular SA, 4.50%, 04/27/31 (Call 04/27/26)(a)	200	166,750
		340,750
Hong Kong — 1.9%
AIA Group Ltd., 3.20%, 09/16/40 (Call 03/16/40)(a)	200	149,198
Melco Resorts Finance Ltd., 5.25%, 04/26/26 (Call 03/01/24)(a)	200	191,000
NWD MTN Ltd., 4.13%, 07/18/29(a)	200	149,940
Prudential Funding Asia PLC, 3.13%, 04/14/30	50	45,215
Seaspan Corp., 5.50%, 08/01/29 (Call 08/01/24)(a)	50	42,565
Wheelock MTN BVI Ltd., 2.38%, 01/25/26(a)	200	189,008
		766,926
India — 2.8%
Delhi International Airport Ltd., 6.45%, 06/04/29(a)	200	196,700
Greenko Dutch BV, 3.85%, 03/29/26 (Call 03/01/24)(a)	185	173,958
JSW Steel Ltd., 3.95%, 04/05/27 (Call 10/05/26)(a)	200	185,750
Network i2i Ltd., 5.65%, (Call 01/15/25), (5-year CMT + 4.274%)(a)(c)(d)	200	197,625
Power Finance Corp. Ltd., 3.95%, 04/23/30(a)	200	184,740
Reliance Industries Ltd., 2.88%, 01/12/32(a)	250	212,250
		1,151,023
Indonesia — 1.4%
Freeport Indonesia PT, 5.32%, 04/14/32 (Call 01/01/32)(a)	200	193,772
Minejesa Capital BV, 4.63%, 08/10/30(a)	200	189,272
Pertamina Persero PT, 5.63%, 05/20/43(a)	200	193,772
		576,816
Israel — 2.1%
Energian Israel Finance Ltd.
4.88%, 03/30/26 (Call 12/30/25)(f)	50	46,000
5.88%, 03/30/31 (Call 09/30/30)(f)	50	41,625
Israel Electric Corp. Ltd., 4.25%, 08/14/28(f)	200	184,750
Leviathan Bond Ltd., 6.50%, 06/30/27 (Call 12/30/26)(f)	100	92,844
Teva Pharmaceutical Finance Netherlands III BV
3.15%, 10/01/26	250	232,500
4.10%, 10/01/46	100	66,375
5.13%, 05/09/29 (Call 02/09/29)	200	192,062
		856,156
Kazakhstan — 0.4%
KazMunayGas National Co. JSC, 3.50%, 04/14/33 (Call 10/14/32)(a)	200	163,400

Kuwait — 0.9%
MEGlobal BV, 2.63%, 04/28/28 (Call 01/28/28)(a)	200	178,625
NBK Tier 1 Financing 2 Ltd., 4.50%, (Call 08/27/25)(a)(c)(d)	200	191,250
		369,875
Luxembourg — 0.4%
Altice Financing SA, 5.00%, 01/15/28 (Call 03/01/24)(a)	200	178,750

Macau — 1.6%
MGM China Holdings Ltd., 5.88%, 05/15/26 (Call 02/12/24)(a)	200	194,368
Sands China Ltd., 3.10%, 03/08/29 (Call 01/08/29)	300	258,469
Wynn Macau Ltd., 5.63%, 08/26/28 (Call 02/12/24)(a)	200	185,100
		637,937
Malaysia — 1.7%
Axiata SPV2 Bhd, 2.16%, 08/19/30 (Call 05/19/30)(a)	200	169,460

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan Broad USD Emerging Markets Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Malaysia (continued)
Gohl Capital Ltd., 4.25%, 01/24/27(a)	$200	$191,350
Petronas Capital Ltd.
2.48%, 01/28/32 (Call 10/28/31)(a)	200	168,578
4.55%, 04/21/50 (Call 10/21/49)(a)	200	178,038
		707,426
Mexico — 3.1%
America Movil SAB de CV, 4.70%, 07/21/32
(Call 04/21/32)	200	196,000
BBVA Bancomer SA/Texas, 5.13%, 01/18/33
(Call 01/17/28), (5-year CMT + 2.650%)(a)(c)	200	182,310
Cemex SAB de CV, 3.88%, 07/11/31 (Call 07/11/26)(a)	200	177,200
Coca-Cola Femsa SAB de CV, 1.85%, 09/01/32
(Call 06/01/32)	150	118,500
Grupo Televisa SAB, 6.63%, 01/15/40	50	52,000
Petroleos Mexicanos
6.63%, 06/15/35	30	22,495
6.70%, 02/16/32 (Call 11/16/31)	100	81,145
6.75%, 09/21/47	200	127,940
6.88%, 08/04/26	100	97,140
7.69%, 01/23/50 (Call 07/23/49)	100	69,650
8.75%, 06/02/29 (Call 04/02/29)	100	96,235
Southern Copper Corp., 6.75%, 04/16/40	50	55,495
		1,276,110
Morocco — 0.4%
OCP SA, 6.88%, 04/25/44(a)	200	183,250

Panama — 0.5%
C&W Senior Financing DAC, 6.88%, 09/15/27
(Call 02/12/24)(a)	200	188,854

Paraguay — 0.5%
Telefonica Celular del Paraguay SA, 5.88%, 04/15/27
(Call 01/08/24)(a)	200	192,938

Peru — 1.0%
Banco de Credito del Peru SA, 3.13%, 07/01/30
(Call 07/01/25), (5-year CMT + 3.000%)(a)(c)	100	94,860
Consorcio Transmantaro SA, 4.70%, 04/16/34(a)	200	187,200
Petroleos del Peru SA, 4.75%, 06/19/32(a)	200	144,536
		426,596
Philippines — 0.5%
SMC Global Power Holdings Corp., 7.00%,
(Call 10/21/25), (5-year CMT + 9.199%)(a)(c)(d)	200	183,938

Qatar — 0.8%
Qatar Energy, 3.13%, 07/12/41 (Call 01/12/41)(a)	200	148,575
QNB Finance Ltd., 1.38%, 01/26/26(a)	200	184,625
		333,200
Saudi Arabia — 1.4%
Gaci First Investment Co., 5.25%, 10/13/32
(Call 07/13/32)(a)	200	201,250
Riyad Sukuk Ltd., 3.17%, 02/25/30 (Call 02/25/25),
(5-year CMT + 1.791%)(a)(c)	200	192,625
Saudi Arabian Oil Co., 4.38%, 04/16/49(a)	200	163,250
		557,125
Singapore — 1.3%
DBS Group Holdings Ltd., 1.82%, 03/10/31
(Call 03/10/26), (5-year CMT + 1.100%)(a)(c)	200	185,830
SingTel Group Treasury Pte Ltd., 2.38%, 08/28/29
(Call 05/28/29)(a)	200	178,306
Security	Par (000)	Value

Singapore (continued)
United Overseas Bank Ltd., 2.00%, 10/14/31
(Call 10/14/26), (5-year CMT + 1.230%)(a)(c)	$200	$182,807
		546,943
South Africa — 0.9%
Anglo American Capital PLC, 2.88%, 03/17/31
(Call 12/17/30)(a)	200	169,256
Sasol Financing USA LLC, 6.50%, 09/27/28
(Call 06/27/28)	200	188,790
		358,046
South Korea — 1.9%
POSCO, 5.75%, 01/17/28(a)	200	203,930
Shinhan Bank Co. Ltd., 1.38%, 10/21/26(a)	200	182,310
SK Hynix Inc., 6.38%, 01/17/28(a)	200	207,366
Woori Bank, 4.25%, (Call 10/04/24),
(5-year CMT + 2.664%)(a)(c)(d)	200	196,625
		790,231
Taiwan — 1.5%
TSMC Arizona Corp.
3.13%, 10/25/41 (Call 04/25/41)	200	158,554
3.88%, 04/22/27 (Call 03/22/27)	300	293,310
TSMC Global Ltd., 2.25%, 04/23/31 (Call 01/23/31)(a)	200	169,126
		620,990
Thailand — 1.2%
Bangkok Bank PCL/Hong Kong, 3.73%, 09/25/34
(Call 09/25/29), (5-year CMT + 1.900%)(a)(c)	200	177,050
Kasikornbank PCL/Hong Kong, 3.34%, 10/02/31
(Call 10/02/26), (5-year CMT + 1.700%)(a)(c)	200	185,232
Thaioil Treasury Center Co. Ltd., 3.50%, 10/17/49(a)	200	131,940
		494,222
United Arab Emirates — 2.3%
Abu Dhabi National Energy Co. PJSC, 6.50%, 10/27/36(a)	100	113,875
DIB Sukuk Ltd., 4.80%, 08/16/28(a)	200	198,375
DP World Ltd./United Arab Emirates, 6.85%, 07/02/37(a)	100	107,500
First Abu Dhabi Bank PJSC, 4.50%, (Call 04/05/26),
(5-year CMT + 4.138%)(a)(c)(d)	200	191,437
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 03/31/34(a)	170	145,573
MDGH GMTN RSC Ltd., 5.50%, 04/28/33
(Call 01/28/33)(a)	200	206,750
		963,510
United Kingdom — 2.1%
CK Hutchison International 19 II Ltd., 2.75%, 09/06/29
(Call 06/06/29)(a)	300	269,589
Standard Chartered PLC
4.64%, 04/01/31 (Call 04/01/30),
(1-year CMT + 3.850%)(a)(c)	200	189,114
6.17%, 01/09/27 (Call 01/09/26),
(1-year CMT + 2.050%)(a)(c)	200	202,752
6.30%, 01/09/29 (Call 01/09/28),
(1-year CMT + 2.450%)(a)(c)	200	205,270
		866,725
United States — 0.9%
Flex Ltd., 4.88%, 06/15/29 (Call 03/15/29)	200	196,210
JBS USA LUX SA/JBS USA Food Co./JBS USA
Finance Inc.
3.00%, 05/15/32 (Call 02/15/32)(g)	100	81,236
5.75%, 04/01/33 (Call 01/01/33)	100	98,751
		376,197

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan Broad USD Emerging Markets Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Zambia — 0.5%
First Quantum Minerals Ltd., 6.88%, 03/01/26
(Call 01/08/24)(a)	$200	$188,176

Total Corporate Bonds & Notes — 47.2%
(Cost: $19,047,593)		19,400,666

Foreign Government Obligations(h)

Angola — 0.6%
Angolan Government International Bond, 8.75%, 04/14/32(a)	300	256,500

Argentina — 1.1%
Argentine Republic Government International Bond
1.00%, 07/09/29 (Call 01/29/24)(g)	50	20,100
1.75%, 07/09/30 (Call 01/29/24)(b)	330	133,485
4.88%, 07/09/41 (Call 01/29/24)(b)	220	73,040
5.00%, 07/09/35 (Call 01/29/24)(b)	420	140,490
5.00%, 01/09/38 (Call 01/29/24)(b)	225	86,400
5.00%, 07/09/46 (Call 01/29/24)(b)	50	16,950
		470,465
Bahrain — 1.9%
Bahrain Government International Bond
5.63%, 09/30/31(a)	200	186,000
5.63%, 05/18/34(a)	200	177,250
7.38%, 05/14/30(a)	200	206,250
CBB International Sukuk Co. 7 SPC, 6.88%, 10/05/25(a)	200	202,750
		772,250
Brazil — 1.2%
Brazilian Government International Bond
2.88%, 06/06/25	200	193,100
5.63%, 02/21/47	200	170,100
8.25%, 01/20/34	100	114,300
		477,500
Chile — 1.2%
Chile Government International Bond
2.45%, 01/31/31 (Call 10/31/30)	200	173,200
4.00%, 01/31/52 (Call 07/31/51)(g)	200	159,400
4.34%, 03/07/42 (Call 09/07/41)	200	175,700
		508,300
China — 0.4%
China Government International Bond, 1.75%, 10/26/31	200	170,580

Colombia — 1.6%
Colombia Government International Bond
4.13%, 02/22/42 (Call 08/22/41)	200	134,900
4.13%, 05/15/51 (Call 11/15/50)	200	125,000
6.13%, 01/18/41(g)	200	173,500
8.00%, 04/20/33 (Call 01/20/33)	200	212,063
		645,463
Costa Rica — 0.5%
Costa Rica Government International Bond, 7.30%, 11/13/54(Call 05/13/53)(a)	200	208,900

Dominican Republic — 2.3%
Dominican Republic International Bond
4.88%, 09/23/32(a)	150	133,875
5.30%, 01/21/41(a)	150	126,150
5.50%, 02/22/29 (Call 12/22/28)(a)	200	193,440
6.40%, 06/05/49(a)	150	138,750
6.85%, 01/27/45(a)	100	97,750
Security	Par (000)	Value

Dominican Republic (continued)
6.88%, 01/29/26(a)	$150	$152,325
7.45%, 04/30/44(a)	100	104,250
		946,540
Ecuador — 0.6%
Ecuador Government International Bond
0.00%, 07/31/30(a)(i)	25	8,263
6.90%, 07/31/30(a)(b)	155	81,363
6.90%, 07/31/35(a)(b)	300	121,650
6.90%, 07/31/40(a)(b)	120	43,920
		255,196
Egypt — 1.4%
Egypt Government International Bond
6.59%, 02/21/28(a)	200	148,500
7.60%, 03/01/29(a)	200	147,000
7.63%, 05/29/32(a)	200	135,500
8.88%, 05/29/50(a)	200	125,500
		556,500
El Salvador — 0.3%
El Salvador Government International Bond, 7.12%, 01/20/50(Call 07/20/49)(a)	150	106,875

Ghana — 0.3%
Ghana Government International Bond, 8.13%, 03/26/32(a)(j)(k)	300	131,250

Hungary — 1.8%
Hungary Government International Bond
5.25%, 06/16/29(a)	300	297,000
5.50%, 06/16/34(a)	200	198,000
6.75%, 09/25/52(a)	200	214,250
7.63%, 03/29/41	40	46,010
		755,260
India — 0.4%
Export-Import Bank of India, 3.25%, 01/15/30(a)	200	181,012

Indonesia — 2.3%
Indonesia Government International Bond
3.70%, 10/30/49	200	156,272
3.85%, 10/15/30	200	188,772
4.55%, 01/11/28 (Call 12/11/27)	200	198,250
4.85%, 01/11/33 (Call 10/11/32)	200	200,022
Perusahaan Penerbit SBSN Indonesia III, 1.50%, 06/09/26(a)	200	184,875
		928,191
Ivory Coast — 0.5%
Ivory Coast Government International Bond, 8.25%, 01/30/37(f)	200	200,200

Jamaica — 0.6%
Jamaica Government International Bond, 8.00%, 03/15/39(g)	200	237,700

Jordan — 0.4%
Jordan Government International Bond, 5.85%, 07/07/30(a)	200	178,900

Kazakhstan — 0.5%
Kazakhstan Government International Bond, 6.50%, 07/21/45(a)	200	220,300

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan Broad USD Emerging Markets Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Kenya — 0.4%
Republic of Kenya Government International Bond, 8.00%, 05/22/32(a)	$200	$175,000

Kuwait — 0.5%
Kuwait International Government Bond, 3.50%, 03/20/27(a)	200	195,000

Lebanon — 0.0%
Lebanon Government International Bond
6.60%, 11/27/26(a)(j)(k)	200	11,400
6.65%, 02/26/30(a)(j)(k)	150	8,550
		19,950
Mexico — 1.8%
Mexico Government International Bond
3.50%, 02/12/34 (Call 11/12/33)	200	167,300
4.28%, 08/14/41 (Call 02/14/41)	200	161,400
5.00%, 04/27/51 (Call 10/27/50)	200	168,900
5.55%, 01/21/45(g)	50	46,650
6.35%, 02/09/35 (Call 11/09/34)	200	208,020
		752,270
Nigeria — 1.3%
Nigeria Government International Bond
7.70%, 02/23/38(a)	200	157,640
8.38%, 03/24/29(a)	200	187,250
8.75%, 01/21/31(a)	200	185,250
		530,140
Oman — 2.2%
Oman Government International Bond
5.63%, 01/17/28(a)	300	303,487
6.00%, 08/01/29(a)	200	204,250
6.75%, 10/28/27(a)	200	209,500
6.75%, 01/17/48(a)	200	201,500
		918,737
Pakistan — 0.4%
Pakistan Global Sukuk Programme Co. Ltd. (The), 7.95%, 01/31/29(a)	200	162,022

Panama — 1.8%
Panama Government International Bond
2.25%, 09/29/32 (Call 06/29/32)	300	212,250
3.16%, 01/23/30 (Call 10/23/29)	200	167,100
3.87%, 07/23/60 (Call 01/23/60)	200	111,800
4.50%, 05/15/47 (Call 11/15/46)	200	134,800
4.50%, 04/16/50 (Call 10/16/49)	200	132,050
		758,000
Peru — 1.5%
Peruvian Government International Bond
2.78%, 01/23/31 (Call 10/23/30)	200	172,700
3.00%, 01/15/34 (Call 10/15/33)	100	83,290
3.30%, 03/11/41 (Call 09/11/40)	50	37,775
3.55%, 03/10/51 (Call 09/10/50)(g)	50	36,450
3.60%, 01/15/72 (Call 07/15/71)	100	67,400
5.63%, 11/18/50	200	201,300
		598,915
Philippines — 2.6%
Philippine Government International Bond
1.65%, 06/10/31	200	160,780
3.00%, 02/01/28	200	187,772
3.20%, 07/06/46	200	144,522
3.75%, 01/14/29	200	191,922
Security	Par (000)	Value

Philippines (continued)
3.95%, 01/20/40	$200	$173,522
6.38%, 10/23/34	100	110,886
10.63%, 03/16/25	100	105,969
		1,075,373
Poland — 1.1%
Republic of Poland Government International Bond
3.25%, 04/06/26(g)	60	58,412
4.88%, 10/04/33 (Call 07/04/33)	100	99,475
5.50%, 11/16/27 (Call 08/16/27)	70	72,239
5.50%, 04/04/53 (Call 10/04/52)	130	131,410
5.75%, 11/16/32 (Call 08/16/32)	70	74,229
		435,765
Qatar — 2.4%
Qatar Government International Bond
3.40%, 04/16/25(a)	300	294,000
3.75%, 04/16/30(a)	200	193,250
4.40%, 04/16/50(a)	200	174,660
5.10%, 04/23/48(a)	200	192,825
9.75%, 06/15/30(a)	100	128,875
		983,610
Romania — 1.3%
Romanian Government International Bond
3.00%, 02/14/31(a)	100	84,750
3.63%, 03/27/32(a)	100	86,250
5.25%, 11/25/27(a)	150	148,221
6.13%, 01/22/44(a)	100	98,030
7.63%, 01/17/53(a)	100	111,500
		528,751
Saudi Arabia — 3.1%
Saudi Government International Bond
3.25%, 10/26/26(a)	200	191,500
3.63%, 03/04/28(a)	200	191,750
3.75%, 01/21/55(a)	200	141,250
4.38%, 04/16/29(a)	200	196,000
4.50%, 10/26/46(a)	200	170,500
5.00%, 04/17/49(a)	200	181,025
5.50%, 10/25/32(a)	200	207,775
		1,279,800
Senegal — 0.4%
Senegal Government International Bond, 6.25%, 05/23/33(a)	200	172,500

South Africa — 1.3%
Republic of South Africa Government International Bond
4.85%, 09/27/27	200	192,130
5.00%, 10/12/46	200	138,500
5.88%, 04/20/32	200	183,480
		514,110
South Korea — 1.0%
Korea Electric Power Corp., 5.38%, 04/06/26(a)	200	201,722
Korea Gas Corp., 3.88%, 07/13/27(a)	200	194,516
		396,238
Sri Lanka — 0.5%
Sri Lanka Government International Bond, 6.20%, 05/11/27(a)(j)(k)	400	203,044

Supranational — 0.9%
Africa Finance Corp., 3.75%, 10/30/29(a)	200	175,000

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan Broad USD Emerging Markets Bond ETF
January 31, 2024	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Supranational (continued)
African Export-Import Bank (The), 3.99%, 09/21/29(Call 06/23/29)(a)	$200	$177,000
		352,000
Turkey — 3.4%
Hazine Mustesarligi Varlik Kiralama AS, 9.76%, 11/13/25(a)	200	210,260
Turkey Government International Bond
4.75%, 01/26/26	200	193,300
5.25%, 03/13/30	200	176,900
5.75%, 05/11/47	200	146,090
6.00%, 03/25/27	200	194,300
8.00%, 02/14/34(g)	50	50,402
9.38%, 01/19/33	200	217,000
9.88%, 01/15/28	200	217,400
		1,405,652
Ukraine — 0.4%
Ukraine Government International Bond
7.25%, 03/15/35(a)(j)(k)	200	45,250
7.75%, 09/01/26(a)(j)(k)	150	38,963
7.75%, 09/01/28(a)(j)(k)	100	25,000
9.75%, 11/01/30(a)(j)(k)	200	52,800
		162,013
United Arab Emirates — 1.8%
Abu Dhabi Government International Bond
1.88%, 09/15/31(a)	200	167,250
3.13%, 10/11/27(a)	200	191,000
4.13%, 10/11/47(a)	200	168,250
UAE International Government Bond, 4.05%, 07/07/32(a)	200	193,750
		720,250
Uruguay — 1.2%
Uruguay Government International Bond
4.38%, 10/27/27	110	109,890
4.38%, 01/23/31 (Call 10/23/30)	100	98,435
4.98%, 04/20/55	110	103,345
5.10%, 06/18/50	200	194,580
		506,250
Total Foreign Government Obligations — 51.2%
(Cost: $20,523,684)		21,053,272

Total Long-Term Investments — 98.4%
(Cost: $39,571,277)		40,453,938

Security	Shares	Value

Short-Term Securities

Money Market Funds — 1.8%
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.32%(l)(m)(n)	721,283	$721,283

Total Short-Term Securities — 1.8%
(Cost: $721,283)		721,283

Total Investments — 100.2%
(Cost: $40,292,560)		41,175,221

Liabilities in Excess of Other Assets — (0.2)%		(76,964)

Net Assets — 100.0%		$41,098,257

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(c)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(d)	Perpetual security with no stated maturity date.
(e)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(f)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(g)	All or a portion of this security is on loan.
(h)	U.S. dollar denominated security issued by foreign domiciled entity.
(i)	Zero-coupon bond.
(j)	Issuer filed for bankruptcy and/or is in default.
(k)	Non-income producing security.
(l)	Affiliate of the Fund.
(m)	Annualized 7-day yield as of period end.
(n)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/23	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/24	Shares Held at 01/31/24	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$590,000	$131,283	(a)	$—	$—	$—	$721,283	721,283	$3,696	(b)	$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® J.P. Morgan Broad USD Emerging Markets Bond ETF
January 31, 2024

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$19,400,666	$—	$19,400,666
Foreign Government Obligations	—	21,053,272	—	21,053,272
Short-Term Securities
Money Market Funds	721,283	—	—	721,283
	$721,283	$40,453,938	$—	$41,175,221

Portfolio Abbreviation

CJSC	Closed Joint Stock Company
CMT	Constant Maturity Treasury
JSC	Joint Stock Company
PIK	Payment-in-kind
PJSC	Public Joint Stock Company

Currency Abbreviation

USD	United States Dollar